Intangible assets (revised) - Reynolds Goodwill Impairment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment of goodwill	£ 4,614	£ 0	£ 57
Assumptions increase in pre-tax discount rate	1.00%
Increase in pre tax discount rate
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Assumptions increase in pre-tax discount rate	0.75%
Decrease in long term growth rates
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Assumptions decrease in long term growth rate	0.50%
Reynolds American
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment of goodwill	£ 4,299
Reynolds American | Increase in pre tax discount rate
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Assumptions increase in pre-tax discount rate	0.67%
Possible impairment	£ (6,169)
Reynolds American | Decrease in long term growth rates
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Assumptions decrease in long term growth rate	0.50%
Possible impairment	£ (4,962)